DWS Government and Agency Securities Portfolio Investment Objectives and Goals - DWS Gov Cash Inst Shares [Member] - DWS Government and Agency Securities Portfolio	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	DWS Government & Agency Securities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide maximum current income consistent with stability of capital.